Goodwill and Intangibles (Narrative) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Goodwill
Impairment in the carrying value of goodwill		$ 0	$ 0		$ 0
Goodwill	[1]	2,500,000	2,500,000
Indefinite-lived intangible asset pertaining to a construction permit		$ 0	8,400,000	[1]
Construction Permits [Member]
Goodwill
Indefinite-lived intangible asset pertaining to a construction permit			$ 8,400,000

[1]	Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.